Equity Method Investments	12 Months Ended
Dec. 31, 2024
Equity Method Investments [Abstract]
Equity Method Investments

4.

Equity Method Investments
a)

Diana Wilhelmsen Management Limited, or DWM:

DWM is a joint venture between

Diana Ship
Management Inc., a

wholly owned subsidiary

of DSI, and

Wilhelmsen Ship Management

Holding AS, an
unaffiliated third party,

each holding
50 % of DWM. As of December 31, 2024 and 2023, the investment in
DWM

amounted to

$
794

and

$
734

and

is

included

in

equity

method

investments

in

the

accompanying
consolidated balance sheets.

In 2024, 2023

and 2022, the

investment in DWM

resulted in a

gain of $
60 ,
$ 228

and $
894 , respectively, included in gain/(loss) from equity method investments in the accompanying consolidated statements of income.
DWM performs the

technical and commercial

management of
six

vessels of

the Company’s fleet

for a fixed
monthly fee separately presented as management fees to a

related party and a percentage of their gross
revenues included in voyage expenses. Management fees to

DWM in 2024, 2023 and 2022 amounted to
$ 1,332
,

$
1,313

and

$
511
,

respectively.

Voyage

expenses

(commissions)

incurred

by

DWM

under

the
management agreements during 2024,

2023 and 2022, amounted

to $
368 , $ 390

and $
162 , respectively.
As of December 31, 2024 and 2023, there was an amount of $ 3 and $
25

due from DWM, included in due
from related parties in the accompanying consolidated balance sheets.

b)

Bergen Ultra

LP, or Bergen:

Bergen is

a limited

partnership which

was established

for the

purpose
of acquiring,

owning, chartering

and/or operating

a vessel.

Bergen was

a wholly

owned subsidiary

of Diana,
which on February

14, 2023, signed

a Memorandum of

Agreement to acquire

from an unrelated

third-party
an Ultramax dry bulk vessel,

delivered on April 10, 2023. On March

30, 2023, Bergen entered into a loan
agreement with Nordea

for a $
15,400

loan to finance

part of the

purchase price of

the vessel. On

the same
date, the Company entered into a

corporate guarantee with Nordea to secure

Bergen’s obligations under
the loan. On April 28, 2023,

the Company entered into (i)

an investment agreement with an

unrelated third
party to

acquire
75
% of

the limited

partnership interests;

(ii) an

amended limited

partnership agreement
under

which

the

Company

acts

as

the

General

Partner

of

the

partnership

through

its

wholly

owned
subsidiary Diana General

Partner Inc.; (iii)

an administrative service

agreement under which

DSS provides
administrative

services

to

Bergen;

(iv)

a

commission

agreement

under

which

the

Company

is

paid

a
commission

on

the

outstanding

balance

of

the

loan,

as

compensation

for

the

guarantee

it

provided

to
Nordea and (v)

a convertible loan with

Bergen under which Bergen

would have to repay

all expenditures
made by the

Company for the acquisition

of the vessel.

Pursuant to the

terms of the

convertible loan, on
April

28,

2023,

the

Company

received

from

Bergen

$
25,189

in

cash

while

an

amount

of

$
3,675

was
converted into partnership interests in Bergen, representing 25 % of the total partnership interests.
The Company

evaluated its variable

interests in Bergen

under ASC

810 and concluded

that Bergen

is a
VIE and that the Company does

not individually have the power

to direct the activities of the

VIE that most
significantly affect the partnership’s performance. From April 28, 2023 the Company no longer retains the
power to

control the board

of directors. On

the same date,

Bergen was considered

an affiliate

entity and
not a controlled subsidiary of the Company. The Company accounted for the deconsolidation of Bergen in
accordance

with

ASC

610

and

the

retained

noncontrolling

interest

was

accounted

for

under

the

equity
method due to the Company’s significant influence over Bergen.
On

the

date

of

deconsolidation,

the

fair

value

of

the

Company’s

interest

amounted

to

$
4,519

and

was
calculated through

Level 2

inputs of

the fair

value hierarchy

in accordance

with ASC

610, by

taking into

consideration the

fair value

of the

distinct assets

and liabilities

of Bergen

on the

date of

the deconsolidation.
This resulted in a gain on

deconsolidation amounting to $
844 , separately presented in the accompanying
consolidated statement

of income,

being the

difference between

the fair

value of

the retained

noncontrolling
interest plus

the carrying

value of

the liabilities assumed

by Bergen

and the

carrying value

of the

assets
derecognized.
As

of

December

31,

2024

and

2023,

the

investment

in

Bergen

amounted

to

$
5,012

and

$
4,700 ,
respectively,

and

is

included

in

equity

method

investments

in

the

accompanying

consolidated

balance
sheets. In 2024 and 2023, the investment in Bergen

resulted in a gain of $
312

and $
181 , respectively and
is included in gain/(loss) from equity

method investments in the accompanying

consolidated statements

of
income. Also, in 2024

and 2023, income from

management fees from Bergen amounted

to $
15

and $
10 ,
respectively,

included

in

time

charter

revenues

and

income

from

the

commission

paid

on

the

loan
guarantee

amounted

to

$
40

and

$
28
,

included

in

interest

and

other

income

in

the

accompanying
consolidated statements

of income. As

of December 31,

2024 and 2023,

there was an

amount of $
246

and
$ 443 , respectively, due from Bergen included in due from related parties, current and non-current.
c)

Windward Offshore

GmbH,

or Windward:

On November

7, 2023,

the Company

through its

wholly
owned subsidiary Diana

Energize Inc., or Diana

Energize, entered into a

joint venture agreement, with
two
unrelated companies

to form Windward

Offshore GmbH &

Co. KG or

Windward, based

in Germany, for the
purpose of

establishing and

operating an

offshore wind

vessel company

with the

aim of

becoming a

leading
provider

of

service

vessels

to

the

growing

offshore

wind

industry

and

acquire

certain

vessels.

Diana
Energize agreed

to contribute
25,000,000

Euro, being
45.45
% of

the limited

partnership’s capital

for the
construction of two CSOVs, and

in January 2024 agreed to

increase its contribution to
50,000,000

Euro or
45.87
% of the limited partnership’s capital pursuant to

a novated agreement in order for the

partnership to
place orders for two

additional CSOVs. As of

December 31, 2024 and 2023,

the investment in Windward
amounted to

$
36,631

and $
10,063
,

respectively,

consisting

of

advances to

fund

the

construction of

the
vessels and working capital. In 2024 and 2023,

the investment in Windward resulted in a

loss of $
518

and
$ 671
,

respectively,

included

in

gain/(loss)

from

equity

method

investments

in

the

accompanying
consolidated statements of income.
d)

Diana Mariners

Inc., or

Diana Mariners:

On September

12, 2023,

the Company

through its

wholly
owned subsidiary Cebu Shipping

Company Inc., or Cebu, acquired
24 % of Cohen Global Maritime Inc., or
Cohen,

a

company

organized

in

the

Republic

of

the

Philippines

for

the

purpose

of

providing

manning
agency services.

In August 2024, Cohen was renamed Diana Mariners and will act as the manning agent of

the

Company’s

vessels.

As

of

December

31,

2024

and

2023,

the

Company’s

investment

in

Diana
Mariners amounted to

$
389

and $
272
, respectively and

there was an

amount of $
100

and $
0 , respectively,
due from Diana Mariners included

in due from related

parties. As of December 31,

2024, Diana Mariners
did not have any operations.